Property, Plant and Equipment - Summary Of Detailed Information About Key Assumptions Used In Estimate Of Value (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Disclosure Of Detailed Information About Key Assumptions Used In Estimate Of Value In Use [Line Items]
Discount rate used in current estimate of value in use	6.60%	6.90%	6.70%
Budgeted Rental Rate Growth Used In Current Estimate Of Value In Use	0.00%	0.00%	(1.00%)
Utilization Rate Used In Current Estimate Of Value In Use	46.00%	45.00%	93.00%
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Disclosure Of Detailed Information About Key Assumptions Used In Estimate Of Value In Use [Line Items]
Discount rate used in current estimate of value in use	12.00%	12.00%	12.00%
Budgeted Rental Rate Growth Used In Current Estimate Of Value In Use	1.80%	4.00%	0.00%
Utilization Rate Used In Current Estimate Of Value In Use	94.00%	95.00%	97.00%